Document and Entity Information	Oct. 22, 2026
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 22, 2026
Entity Registrant Name	ALAUNOS THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-33038
Entity Tax Identification Number	84-1475642
Entity Address Address Line 1	501 E. Las Olas Blvd
Entity Address Address Line 2	Suite 300
Entity Address City Or Town	Fort Lauderdale
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33301
City Area Code	346
Local Phone Number	355-4099
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	TCRT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001107421